Total
BNY Mellon Equity Income Fund
Fund Summary
Investment Objective
The fund seeks total return (consisting of capital appreciation and income).
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 9 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BNY Mellon Equity Income Fund	Class A		Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Equity Income Fund		Class A	Class C	Class I	Class Y
Management fees		0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) fees		none	0.75%	none	none
Shareholder services fees		0.25%	0.25%	none	none
Miscellaneous other expenses		0.11%	0.10%	0.10%	0.05%
Total other expenses		0.36%	0.35%	0.10%	0.05%
Total annual fund operating expenses		1.06%	1.80%	0.80%	0.75%
Fee waiver and/or expense reimbursement	[1]	(0.03%)	(0.02%)	(0.02%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.03%	1.78%	0.78%	0.75%
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until September 30, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .78%. On or after September 30, 2023, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Equity Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	674	890	1,123	1,792
Class C	281	564	973	2,114
Class I	80	253	442	988
Class Y	77	240	417	930

Expense Example No Redemption - BNY Mellon Equity Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	674	890	1,123	1,792
Class C	181	564	973	2,114
Class I	80	253	442	988
Class Y	77	240	417	930

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 33.14% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The fund seeks to focus on dividend paying stocks and other investments and investment techniques that provide income. The fund's sub-adviser chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund may invest in stocks with either value or growth characteristics. The fund's investment process is designed to provide investors with broad exposure to the investment characteristics and different sectors of the S&P 500® Index with an emphasis on higher dividend paying stocks within each market segment.

In selecting securities, the fund's sub-adviser uses a proprietary computer model to identify and rank stocks within an industry or sector, based on several characteristics, including:

●  value, or how a stock is priced relative to its perceived intrinsic worth

●  growth, in this case the sustainability or growth of earnings

●  financial profile, which measures the financial health of the company

Based on fundamental analysis, the fund's portfolio manager generally selects the most attractive of the higher ranked securities and manages risk by diversifying across companies and industries. The fund may also invest in low- or non-dividend paying companies that may not have been identified by the model discussed above, if the fund's portfolio manager believes such investment will manage portfolio risk or have the potential for dividend payments in the future.

The fund's portfolio manager monitors the holdings in the fund's portfolio, and considers selling a security if the company's relative attractiveness deteriorates or if valuation becomes excessive. The fund also may sell a security if an event occurs that contradicts the portfolio manager's rationale for owning it, such as deterioration in the company's fundamentals. In addition, the fund may sell a security if the portfolio manager believes better investment opportunities emerge elsewhere.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

● Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

● Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.

● Management risk. The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.

● Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.im.bnymellon.com.

Year-by-Year Total Returns as of 12/31 each year (%) Class A

Best Quarter Q2, 2020: 16.92% Worst Quarter Q1, 2020: -25.59% The year-to-date total return of the fund's Class A shares as of June 30, 2022 was -12.88%.
Average Annual Total Returns (as of 12/31/21)

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

For the fund's Class Y shares, periods prior to the inception date reflect the performance of the fund's Class A shares, without reflecting any applicable sales charges for Class A shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses.

Average Annual Returns - BNY Mellon Equity Income Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class A	21.31%	11.97%	12.19%
Class C	26.81%	12.46%	12.01%
Class I	29.10%	13.60%	13.14%
Class Y	29.12%	13.75%	13.20%	Jul. 01, 2013
After Taxes on Distributions | Class A	20.58%	10.82%	10.91%
After Taxes on Distributions and Sale of Fund Shares | Class A	13.07%	9.19%	9.67%
S&P 500® Index reflects no deductions for fees, expenses or taxes	28.70%	18.47%	16.54%